Shareholder Fees - FidelitySeriesSmallCapCoreFund-PRO	Jun. 29, 2023 USD ($)
FidelitySeriesSmallCapCoreFund-PRO | Fidelity Series Small Cap Core Fund
Shareholder Fees:
(fees paid directly from your investment)	none